Capital and Reserves - Summary of Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of classes of share capital [line items]
No. of shares, As at the beginning of period	36,900,000	36,900,000
No. of shares, Conversion of convertible notes	1,845,000	0
No. of shares, As at end of year	38,745,000	36,900,000
Issued and fully paid ordinary shares: As at the beginning of period	$ 4	$ 4
Conversion of convertible notes	5,000
Issued and fully paid ordinary shares: As at end of year	$ 4	$ 4